Contributed surplus	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Contributed surplus
13	Contributed surplus

Amount
$
Contributed surplus

Balance – December 31, 2017	6,375

Share-based compensation – stock options vested	1,182
Stock options exercised	(1,053)

Balance – December 31, 2018	6,504

Share-based compensation
Stock options vested	1,138
DSUs vested	290
Reclassification of DSUs	955
Stock options exercised	(258)
Warrants expired	62

Balance – December 31, 2019	8,691

Stock options

The Board of Directors of the Corporation has established a stock option plan (the "Plan") under which options to acquire common shares of the Corporation are granted to directors, employees and other advisors of the Corporation. The maximum number of common shares issuable under the Plan shall not exceed 4,600,000, inclusive of all shares presently reserved for issuance pursuant to previously granted stock options. If any option expires or otherwise terminates for any reason without having been exercised in full, or if any option is exercised in whole or in part, the number of shares in respect of which option expired, terminated or was exercised shall again be available for the purposes of the Plan.

Stock options are granted with an exercise price determined by the Board of Directors, which is not less than the market price of the shares on the day preceding the award. The term of the option is determined by the Board of Directors, not to exceed ten years from the date of grant, however, the majority of options expire in five years.

The vesting of the options is determined by the Board and beginning, January 1, 2018, is typically 33 1/3% every year after the date of grant.

In the event that the option holder should die while he or she is still a director, employee or other advisor of the Corporation, the expiry date shall be 12 months from the date of death of the option holder, not to exceed the original expiry date of the option. In the event that the option holder ceases to be a director, employee or other advisor of the Corporation other than by reason of death or termination, the expiry date of the option shall be the 90th day following the date the option holder ceases to be a director, employee or other advisor of the Corporation, not to exceed the original expiry date of the option.

The fair values of stock options are estimated using the Black-Scholes option pricing model. During the year ended December 31, 2019, 343,100 stock options (2018 - 619,505) with a weighted average exercise price of $6.39 (2018 - $6.65) and a term of five years (2017 - five years), were granted to employees and consultants. The expected volatility of these stock options was determined using historical volatility rates and the expected life was determined using the weighted average life of past options issued. The value of these stock options has been estimated at $1,112 (2018 - $2,378), which is a weighted average grant date value per option of $3.24 (2018 -$3.84), using the Black-Scholes valuation model and the following weighted average assumptions:

	2019	2018
Risk-free interest rate	1.81%	2.02%
Expected volatility	64%	77%
Expected life (years)	4.2	4.2
Forfeiture rate	5%	5%

Option activity for the years ended December 31, 2019 and 2018 was as follows:

			2019		2018
			Weighted		Weighted
			average		average
	Number		exercise price	Number	exercise price
	#		$	#	$
Outstanding - Beginning of year	1,474,477		4.12	1,498,052	2.26

Granted	343,100		6.39	619,505	6.65
Exercised	(139,877	) [1]	2.32	(626,875)[1]	2.18
Forfeited	(91,789)		6.81	(5,569)	1.80
Expired	(12,500)		2.37	(10,636)	4.92

Outstanding - End of year	1,573,411		4.63	1,474,477	4.12

[1] Of the 139,877 (2018 - 626,875) options exercised, 98,408 (2018 - 443,748) elected the cashless exercise, under which 63,727 shares (2018 - 297,626) were issued. These options would have otherwise been exercisable for proceeds of $229 (2018 - $975) on the exercise date.

The weighted average exercise price of options exercisable at December 31, 2019 is $3.29 (2018 - $4.09). The maximum number of common shares issuable under the Corporation’s stock option plan shall not exceed 4,600,000 inclusive of all shares presently reserved for issuance pursuant to previously granted stock options.

At December 31, 2019, the following options were outstanding:

		Options outstanding			Options exercisable
			Weighted			Weighted
		Weighted	average		Weighted	average
Exercise		average	remaining		average	remaining
price		exercise	contractual life		exercise	contractual life
range	Number	price	(years)	Number	price	(years)
$	#	$		#	$

1.98 – 2.29	240,626	2.07	1.36	240,626	2.07	1.36
2.30 – 2.61	389,625	2.39	1.64	389,625	2.39	1.64
2.62 – 5.18	178,125	3.45	2.87	78,125	2.82	0.32
5.19 – 6.72	343,230	6.40	3.22	131,772	6.40	3.22
6.73 – 7.39	421,805	7.24	3.60	71,584	7.09	3.17

	1,573,411	4.63	2.61	911,732	3.29	1.80